SUBSEQUENT EVENTS (Details) (Transtrend, Transtrend B.V.)	Dec. 31, 2013	Dec. 31, 2013 Class DT units	Jan. 02, 2014 Subsequent events Class DT units
Subsequent events
Percentage of performance fee payable	25.00%	25.00%	22.50%